1180 West Peachtree Street, Suite 1800 | Atlanta, GA 30309 | T 404.817.8500 | F 404.881.0470
Holland & Knight LLP | www.hklaw.com

February 6, 2017

VIA EDGAR

Securities and Exchange Commission
Public Filing Desk
100 F Street, N.E.
Washington, D.C. 20549

Re:	Griffin Institutional Access Real Estate Fund (File Nos. 333-212073 and 811-22933)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the undersigned certifies (i) that the forms of Prospectuses and Statements of Additional Information that would have been filed under paragraph (c) of Rule 497 on behalf of our client, Griffin Institutional Access Real Estate Fund (the "Trust"), does not differ from that contained in the Registrant's Post-Effective Amendment No. 5, dated February 1, 2017, and (ii) that Post-Effective Amendment No. 5 has been filed electronically with the U.S. Securities and Exchange Commission on January 27, 2017.

If you have any questions concerning the foregoing, please contact the undersigned at 404.817.8531.

Yours truly,

/s/ Holland & Knight LLP
Holland & Knight LLP

Anchorage | Atlanta | Austin | Boston | Chicago | Dallas | Denver | Fort Lauderdale | Jacksonville | Lakeland | Los Angeles | Miami
New York | Northern Virginia | Orlando | Portland | San Francisco | Tallahassee | Tampa | Washington, D.C. | West Palm Beach